Related party transactions - Summary of Related Party Transactions (Details) - Axionlog Distribution B.V. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Food and paper	$ (256,704)	$ (187,959)	$ (124,416)
Occupancy and other operating expenses	(7,193)	(5,108)	(3,667)
Logistics service fees from related party	53,191	40,227	24,302
Suppliers purchase expense related party	$ 203,513	$ 147,732	$ 100,114